Property, Plants and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plants and Equipment, Net [Abstract]
Schedule of Property, Plants and Equipment	Property, plants and equipment, net, are comprised of the following as of the below dates:
	Computers, furniture and equipment	Leasehold improvements	Motor vehicles	Software	Total
Cost:

Balance at January 1, 2023	$139,977	$42,816	$7,497	$2,419	$192,709
Initially consolidated company	3,215	2,051	12	25	5,303
Purchases	12,402	3,160	278	463	16,303
Disposals	(15,564)	(3,746)	(1,990)	(110)	(21,410)
Exchange rate differences from translation of foreign operations	(2,970)	(1,149)	(235)	(47)	(4,401)

Balance at December 31, 2023	$137,060	$43,132	$5,562	$2,750	$188,504

Accumulated depreciation:

Balance at January 1, 2023	$105,874	$24,762	$4,844	$2,258	$137,738
Initially consolidated company	2,002	709	3	21	2,735
Depreciation	13,500	4,223	693	97	18,513
Disposals	(15,224)	(3,490)	(1,488)	(110)	(20,312)
Loss of Control
Exchange rate differences from translation of foreign operations	(2,201)	(669)	(172)	(59)	(3,101)

Balance at December 31,2023	$103,951	$25,535	$3,880	$2,207	$135,573

Depreciated cost at December 31, 2023	$33,109	$17,597	$1,682	$543	$52,931

	Computers, furniture and equipment	Leasehold improvements	Motor vehicles	Software	Total
Cost:

Balance at January 1, 2022	$145,333	$41,911	$8,305	$2,546	$198,095
Entrance to consolidation	4,024	453	351	111	4,939
Purchases	17,298	4,675	368	114	22,455
Disposals	(10,735)	(418)	(560)	(25)	(11,738)
Loss of Control	(684)	(1,337)	-	-	(2,021)
Exchange rate differences from translation of foreign operations	(15,259)	(2,468)	(967)	(327)	(19,021)

Balance at December 31, 2022	$139,977	$42,816	$7,497	$2,419	$192,709

Accumulated depreciation:

Balance at January 1, 2022	$108,762	$25,444	$4,673	$2,330	$141,209
Entrance to consolidation	2,803	388	219	107	3,517
Depreciation	14,709	2,834	909	75	18,527
Disposals	(10,287)	(242)	(384)	(23)	(10,936)
Loss of Control	(308)	(971)	-	-	(1,279)
Exchange rate differences from translation of foreign operations	(9,805)	(2,691)	(573)	(231)	(13,300)

Balance at December 31,2022	$105,874	$24,762	$4,844	$2,258	$137,738

Depreciated cost at December 31, 2022	$34,103	$18,054	$2,653	$161	$54,971